Submission	Jan. 20, 2026
Submission [Line Items]
Central Index Key	0001786471
Registrant Name	Aptera Motors Corp.
Registration File Number	333-292655
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A